CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts receivable and other assets and Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Accounts receivable and other assets:
Trade receivables	$ 20.1	$ 4.5
Prepaid expenses	21.9	19.8
VAT receivable	59.3	36.2
Deposits	11.4	11.1
Other	14.6	19.7
Total accounts receivable and other assets	127.3	91.3
Inventories:
Ore in stockpiles	242.3	242.6
Ore on leach pads	301.6	358.5
In-process	78.6	122.3
Finished metal	49.1	91.5
Materials and supplies	534.1	519.3
Inventories, subtotal	1,205.7	1,334.2
Long-term portion of ore in stockpiles and ore on leach pads	(218.9)	(239.9)
Inventories	986.8	$ 1,094.3
Inventory impairment charges	$ 71.3